27. Concentration Risk	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Concentration Risk

27.	Concentration Risk

A substantial percentage of the Group’s net revenue comes from sales made to a small number of customers to whom sales are typically made on an open account basis. There was no customer of which the revenue accounted for 10% or more of total net revenue for the years ended December 31, 2018, 2017 and 2016.

Details of customers accounting for 10% or more of total accounts receivable and notes receivable at December 31, 2018 and 2017, respectively are:

	December 31, 2018		December 31, 2017
Customer		% of Total		% of Total
Valta Solar LLC	$8,366	25%	$–	–
Thermi Venture SA.	6,763	20%	7,100	27%
AES Distribution Energy, LLC	3,525	11%	–	–
KDC Solar Designed LLC	4,823	15%	5,348	21%
	$23,477	71%	$12,448	48%